Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents (note 4)	$ 87,250	$ 150,078
Short-term investments	249,807	98,728
Trade and other receivables	663	369
Research tax credit receivable	980	1,000
Prepaid expenses and other assets	17,193	8,029
Total current assets	355,893	258,204
Non-current assets:
Right-of-use asset	1,306	853
Other assets	340	218
Deferred tax asset	181	220
In-process research and development asset	50,100	50,100
Total non-current assets	51,927	51,391
Total Assets	407,820	309,595
Current liabilities:
Trade and other payables	15,525	16,674
Current income tax liabilities		21
Lease liability	351	254
Total current liabilities	15,876	16,949
Non-current liabilities:
Lease liability	932	617
Total non-current liabilities	932	617
Total Liabilities	16,808	17,566
Shareholders' equity:
Share capital	977,320	799,391
Other equity	46,232	37,664
Deficit	(641,838)	(554,324)
Accumulated other comprehensive income	9,298	9,298
Total Shareholders' Equity	391,012	292,029
Commitments and contingencies
Subsequent event
Total Liabilities and Shareholders' Equity	$ 407,820	$ 309,595